As filed with the Securities and Exchange Commission on August 4, 2006

1933 Act File No. 33-07404

1940 Act File No. 811-04760

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 144	☒

And

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 144	☒

DWS ADVISOR FUNDS (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154
(Address of Principal Executive Offices)

(212) 454-7190 (Registrant’s Telephone Number)

John Millette
Two International Place
Boston, MA 02110
(Name and Address of Agent for Service)

Copy to: Burton M. Leibert, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue New York, NY 10019-6099

It is proposed that this filing will become effective (check appropriate box):

[	]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]	on August 18, 2006 pursuant to paragraph (b) of Rule 485
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485(a)
[	]	on (date) pursuant to paragraph (a)(1) of Rule 485
[	]	75 days after filing pursuant to paragraph (a)(2) of Rule 485 on ___________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ X ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 144 to the Registration Statement on Form N-1A for DWS Advisor Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely for the purpose of delaying, until August 18, 2006, the effectiveness of Post-Effective Amendment No. 124, which was filed with the Commission on December 30, 2005 (Accession No. 0000088053-05-001500) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and designated an effective date of February 21, 2006. The effective date was extended by Post-Effective Amendment No. 129, which was filed with the Commission on March 15, 2006 (Accession No. 0000088053-06-000325) pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act, which designated an effective date of April 14, 2006. The effective date was extended by Post-Effective Amendment No. 131, which was filed with the Commission on April 14, 2006 (Accession No. 0000088053-06-000408) pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act, which designated an effective date of May 12, 2006. The effective date was extended by Post-Effective Amendment No. 134, which was filed with the Commission on May 12, 2006 (Accession No. 0000088053-06-000507) pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act, which designated an effective date of June 9, 2006. The effective date was extended by Post-Effective Amendment No. 137, which was filed with the Commission on June 9, 2006 (Accession No. 0000088053-06-000742) pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act, which designated an effective date of July 7, 2006. The effective date was extended by Post-Effective Amendment No. 143, which was filed with the Commission on July 7, 2006 (Accession No. 0000088053-06-000775) pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act, which designated an effective date of August 6, 2006. Since no other changes are intended to be made to that filing, with respect to the DWS Short Duration Fund--Classes A, B, C, S and Institutional Class of the Trust, by means of this filing, Parts A and B of Post-Effective Amendment No. 124 are incorporated herein by reference.

PART A - PROSPECTUS

The Prospectuses for the DWS Short Duration Fund--Classes A, B, C, S and Institutional Class of the Trust are incorporated by reference to Part A of Post-Effective Amendment No. 124 to the Trust’s Registration Statement filed on December 30, 2005 (Accession No. 0000088053-05-001500):

PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statements of Additional Information for the DWS Short Duration Fund--Classes A, B, C, S and Institutional Class of the Trust are incorporated by reference to Part B of Post-Effective Amendment No. 124 to the Trust’s Registration Statement filed on December 30, 2005 (Accession No. 0000088053-05-001500).

PART C. OTHER INFORMATION

Item 23.	Exhibits
(a)		Form of Amended and Restated Declaration of Trust dated June 27, 2006 [42]

(b)		By-Laws [1]

(c)		Incorporated by reference to Exhibit (b) above;

(d)	(i)	Investment Advisory Agreement dated July 30, 2002 between International Equity Portfolio and Deutsche Asset Management, Inc.; [27]

	(ii)	Investment Sub-Advisory Agreement dated September 30, 2002 among International Equity Portfolio, Deutsche Asset Management, Inc. and Deutsche Asset Management Investment Services Limited; [27]

	(iii)	(iii) Investment Advisory Agreement dated July 30, 2002 between BT Investment Funds and Deutsche Asset Management, Inc.; [32]

(iv)

Form of Investment Management Agreement dated June 1, 2006 on behalf of Cash Management Fund Investment, Tax Free Money Fund Investment, NY Tax Fee Money Fund Investment, Treasury Money Fund Investment, DWS Mid Cap Growth Fund, and DWS Small Cap Growth Fund (to be filed by amendment);

	(v)	Investment Advisory Agreement dated July 30, 2003 between the Registrant and Deutsche Asset Management, Inc.; [28]

	(vi)	Investment Advisory Agreement dated July 30, 2003 between the BT Investment Portfolios and Deutsche Asset Management, Inc.; [28]

	(vii)	Investment Advisory Agreement dated July 30, 2003 between Cash Management Portfolio and Deutsche Asset Management, Inc.; [32]

	(viii)	Investment Advisory Agreement dated July 30, 2002 between Treasury Money Portfolio and Deutsche Asset Management, Inc.; [28]

	(ix)	Form of Amendment to Investment Sub-Advisory Agreement between the Registrant, Deutsche Asset Management, Inc. and Deutsche Asset Management Investment Services Limited; [31]

	(x)	Form of Amendment dated December 17, 2004 to the Investment Advisory Agreement dated July 30, 2002 between the Registrant and Deutsche Asset Management, Inc.; [36]

	(xi)	Form of Investment Advisory Agreement dated August 20, 2004 between the Registrant and Deutsche Asset Management, Inc. on behalf of Lifecycle Short Range Fund and Lifecycle Mid Range Fund; [39]

(xii)

Investment Sub-Advisory Agreement dated August 20, 2004 between Deutsche Asset Management, Inc. and Northern Trust Investments, Inc., N.A. on behalf of Lifecycle Short Range Fund and Lifecycle Mid Range Fund; [39]

	(xiii)	Amendment dated September 19, 2005, to the Investment Advisory Agreement dated July 30, 2002 between the Registrant and Deutsche Asset Management, Inc.; [40]

	(xiv)	Amendment to Investment Advisory Agreement between the Registrant and Deutsche Asset Management, Inc. on behalf of Scudder Limited-Duration Plus Fund to be filed by amendment;

(xv)

Investment Management Agreement between the Registrant, on behalf of DWS RREEF Global Real Estate Securities Fund, and Deutsche Investment Management Americas Inc., dated July 1, 2006 (to be filed by amendment);

(xvi)

Sub-advisory Agreement between RREEF America L.L.C., in regards to DWS RREEF Global Real Estate Securities Fund, and Deutsche Asset Management International GmbH, dated July 1, 2006 (to be filed by amendment);

	(xvii)	Sub-advisory Agreement between RREEF America L.L.C., in regards to DWS RREEF Global Real Estate Securities Fund, and RREEF Global Advisors Limited, dated July 1, 2006 (to be filed by amendment);

	(xviii)	Sub-advisory Agreement between RREEF America L.L.C., in regards to DWS RREEF Global Real Estate Securities Fund, and Deutsche Asset Management Hong Kong, dated July 1, 2006 (to be filed by amendment);

(xix)

Investment Management Agreement between the Registrant, on behalf of DWS RREEF Global Real Estate Securities Fund, and Deutsche Investments Australia Limited, dated July 1, 2006 (to be filed by amendment);

(e)		Distribution Agreement dated August 19, 2002; [24]

(f)		Not applicable;

(g)	(1)	Custodian Agreement dated July 1, 1996; [2]

	(2)	Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated April 1, 2003; [28]

(h)	(1)	Administration Agreement dated July 1, 2001; [21]

	(2)	Expense Limitation Agreement dated September 4, 2002; [24]

	(3)	Fund Accounting Agreement between Investment Company Capital Corp. and Scudder Fund Accounting Corporation dated June 3, 2002; [28]

	(4)	Sub-Administration and Sub-Fund Accounting Agreement between Investment Company Capital Corp., Scudder Fund Accounting and State Street Bank and Trust Company dated April 1, 2003; [32]

	(5)	Transfer Agency Agreement dated December 16, 2002 with Scudder Investment Services Company; [31]

	(6)	Agency Agreement between Scudder Investments Service Company and DST Systems, Inc., dated January 15, 2003; [28]

	(7)	Expense Limitation Agreement dated April 25, 2003; [30]

	(8)	Expense Limitation Agreement dated August 1, 2003; [32]

	(9)	Letters of Indemnity to the Scudder Funds and Independent Directors/Trustees dated October 8, 2004; [35]

	(10)	Amendment dated November 17, 2004 to Exhibit A of the Expense Limitation Agreement dated April 25, 2003; [36]

(11)

Form of Expense Limitation Agreement dated December 17, 2004 between Scudder Advisor Funds on behalf of Scudder Mid Cap Growth Fund, Deutsche Asset Management, Inc. and Investment Company Capital Corp.; [36]

(12)

Form of Expense Limitation Agreement dated December 17, 2004 between Scudder Advisor Funds on behalf of Scudder Small Cap Growth Fund, Deutsche Asset Management, Inc. and Investment Company Capital Corp.; [36]

(i)	(1)	Not applicable;

	(2)	Not applicable;

(j)		Not applicable;

(k)		Not applicable;

(1)		Not applicable;

(m)		Rule 12b-1 Plan(s); 26, [29]

	(1)	Rule 12b-1 Plan for DWS RREEF Global Real Estate Securities Fund – Classes A and C shares, dated July 1, 2006 (to be filed by amendment);

(n)		Rule 18f-3 Plan, as amended; [31]

	(1)	Rule 18f-3 Plan for DWS RREEF Global Real Estate Securities Fund, dated July 1, 2006 (to be filed by amendment);

(p)		Codes of Ethics for Funds[15] and Advisor; [21,28,29,30]

	(1)	Code of Ethics for Deutsche Asset Management, Inc. – U.S., dated January 1, 2005; [36]

	(2)	Consolidated Fund Code of Ethics; [40]

	(3)	Code of Ethics for Funds dated March 14, 2006; [41]

	(4)	Code of Ethics for Deutsche Asset Management (Hong Kong) Limited; [42]

(q)		Powers of Attorney; [37]

	(1)	Power of Attorney, dated June 27, 2006 [42]

____________________

[1]

Incorporated by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-lA (“Registration Statement”) as filed with the Securities and Exchange (“Commission”) on July 31, 1995.

[2]	Incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement as filed with the Commission on July 1, 1997.

[3]	Incorporated by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement as filed with the Commission on January 28, 1998.

[4]	Incorporated by reference to Post-Effective Amendment No. 55 to Registrant’s Registration Statement as filed with the Commission on November 25, 1998.

[5]	Incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement as filed with the Commission on January 28, 1999.

[6]	Incorporated by reference to Post-Effective Amendment No. 57 to Registrant’s Registration Statement as filed with the Commission on February 8, 1999.

[7]	Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement as filed with the Commission on November 8, 1993.

[8]	Incorporated by reference to Post-Effective Amendment No. 60 to Registrant’s Registration Statement as filed with the Commission on March 15, 1999.

[9]	Incorporated by reference to Post-Effective Amendment No. 63 to Registrant’s Registration Statement as filed with the Commission on July 29, 1999.

[10]	Incorporated by reference to Post-Effective Amendment No. 64 to Registrant’s Registration Statement as filed with the Commission on October 22, 1999.

[11]	Incorporated by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement as filed with the Commission on December 23, 1999.

[12]	Incorporated by reference to Post-Effective Amendment No. 67 to Registrant’s Registration Statement as filed with the Commission on January 28, 2000.

[13]	Incorporated by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement as filed with the Commission on April 28, 2000.

[14]	Incorporated by reference to Post-Effective Amendment No. 69 to Registrant’s Registration Statement as filed with the Commission on May 1, 2000.

[15]	Incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement as filed with the Commission on June 26, 2000.

[16]	Incorporated by reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement as filed with the Commission on August 31, 2000.

[17]	Incorporated by reference to Post-Effective Amendment No. 74 to Registrant’s Registration Statement as filed with the Commission on September 29, 2000.

[18]	Incorporated by reference to Post-Effective Amendment No. 78 to Registrant’s Registration Statement as filed with the Commission on January 29, 2001.

[19]	Incorporated by reference to Post Effective Amendment No. 81 to Registrant’s Registration Statement as filed with the Commission on March 30, 2001.

[20]	Incorporated by reference to Post Effective Amendment No. 82 to Registrant’s Registration Statement as filed with the Commission on April 30, 2001.

[21]	Incorporated by reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement as filed with the Commission on June 29, 2001.

[22]	Incorporated by reference to Post-Effective Amendment No. 86 to Registrant’s Registration Statement as filed with the Commission on January 28, 2002.

[23]	Incorporated by reference to Post-Effective Amendment No. 94 to Registrant’s Registration Statement as filed with the Commission on September 30, 2002.

[24]	Incorporated by reference to Post-Effective Amendment No. 95 to Registrant’s Registration Statement as filed with the Commission on November 27, 2002.

[25]	Incorporated by reference to Post-Effective Amendment No. 97 to Registrant’s Registration Statement as filed with the Commission on January 31, 2003.

[26]	Incorporated by reference to Post-Effective Amendment No. 98 to Registrant’s Registration Statement as filed with the Commission on February 3, 2003.

[27]	Incorporated by reference to Post-Effective Amendment No. 99 to Registrant’s Registration Statement as filed with the Commission on February 28, 2003.

[28]	Incorporated by reference to Post-Effective Amendment No. 100 to Registrant’s Registration Statement as filed with the Commission on April 30, 2003.

[29]	Incorporated by reference to Post-Effective Amendment No. 104 to Registrant’s Registration Statement as filed with the Commission on October 1, 2003.

[30]	Incorporated by reference to Post-Effective Amendment No. 105 to Registrant’s Registration Statement as filed with the Commission on January 30, 2004.

[31]	Incorporated by reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement as filed with the Commission on February 27, 2004.

[32]	Incorporated by reference to Post-Effective Amendment No. 107 to Registrant’s Registration Statement as filed with the Commission on April 29, 2004.

[33]	Incorporated by reference to Post-Effective Amendment No. 103 to Registrant’s Registration Statement as filed with the Commission on July 25, 2003.

[34]	Incorporated by reference to Post-Effective Amendment No. 113 to Registrant’s Registration Statement as filed with the Commission on August 31, 2004.

[35]	Incorporated by reference to Post-Effective Amendment No. 114 to Registrant’s Registration Statement as filed with the Commission on December 3, 2004.

[36]	Incorporated by reference to Post-Effective Amendment No. 116 to Registrant’s Registration Statement as filed with the Commission on February 1, 2005.

[37]	Incorporated by reference to Post-Effective Amendment No. 118 to Registrant’s Registration Statement as filed with the Commission on February 1, 2005.

[38]	Incorporated by reference to Post-Effective Amendment No. 120 to Registrant’s Registration Statement as filed with the Commission on July 1, 2005.

[39]	Incorporated by reference to Post-Effective Amendment No. 122 to Registrant’s Registration Statement as filed with the Commission on August 1, 2005.

[40]	Incorporated by reference to Post-Effective Amendment No. 125 to Registrant’s Registration Statement as filed with the Commission on January 27, 2006.

[41]	Incorporated by reference to Post-Effective Amendment No. 133 to Registrant’s Registration Statement as filed with the Commission on April 28, 2006.

[42]	Incorporated by reference to Post-Effective Amendment No. 141 to Registrant’s Registration Statement as filed with the Commission on June 30, 2006.

Item 24.	Persons Controlled by or Under Common Control with Registrant

Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference from the Statement of Additional Information contained in Part B of this Registration Statement.

Item 25.	Indemnification

Under Article XI, Section 2 of the Trust's Declaration of Trust, any past or present Trustee or officer of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise hereinafter referred to as a "Covered Person") is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of the Trust. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person would otherwise be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by the Trust in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Trust in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) the Trust is insured against losses from such advances or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Deutsche Asset Management, Inc. and Investment Company Capital Corp. (hereafter, “DeAM”), the investment advisor, have agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Independent Trustees) and consultants, whether retained by the Registrant or the Independent Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant (“Private Litigation and Enforcement Actions”). In the event that this indemnification is unavailable to the Registrant for any reason, then DeAM has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DeAM and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, that if no final determination is made in such action or proceeding as to the relative fault of DeAM and the Registrant, then DeAM shall pay the entire amount of such loss, damage, liability or expense.

In recognition of its undertaking to indemnify the Registrant, and in light of the rebuttable presumption generally afforded to non-interested board members of an investment company that they have not engaged in disabling conduct, DeAM has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Independent Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Independent Trustees, arising from the matters alleged in any Private Litigation and Enforcement Actions or matters arising from or similar in subject matter to the matters alleged in the Private Litigation and Enforcement Actions (collectively, “Covered Matters”), including without limitation:

1. all reasonable legal and other expenses incurred by the Independent Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

2. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

3. any loss or reasonable legal and other expenses incurred by any Independent Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DeAM (or by a representative of DeAM acting as such, acting as a representative of the Registrant or of the Independent Trustees or acting otherwise) for the benefit of the Independent Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DeAM, any of its corporate affiliates, or any of their directors, officers or employees;

4. any loss or reasonable legal and other expenses incurred by any Independent Trustee, whether or not such loss or expense is incurred with respect to a Covered Matter, which is otherwise covered under the terms of any specified policy of insurance, but for which the Independent Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DeAM or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to any Covered Matter; provided, that the total amount that DeAM will be obligated to pay under this provision for all loss or expense shall not exceed the amount that DeAM and any of its affiliates actually receive under that policy of insurance for or with respect to any and all Covered Matters; and

5. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DeAM prevails on the merits of any such dispute in a final, nonappealable court order.

DeAM is not required to pay costs or expenses or provide indemnification to or for any individual Independent Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Independent Trustee ultimately would not be entitled to indemnification with respect thereto, or (ii) for any liability of the Independent Trustee to the Registrant or its shareholders to which such Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee’s duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeAM has paid costs or expenses under the agreement to any individual Independent Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Independent Trustee’s liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee’s duties as a Trustee of the Registrant, such Independent Trustee has undertaken to repay such costs or expenses to DeAM.

Item 26.	Business and Other Connections of Investment Advisor

During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.	Principal Underwriters

(a)

DWS Scudder Distributors, Inc. acts as principal underwriter of the Registrant’s shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc. and Investment Company Capital Corp.

(b)

Information on the officers and directors of DWS Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

(1)	(2)	(3)
DWS Scudder Distributors, Inc. Name and Principal Business Address	Positions and Offices with DWS Scudder Distributors, Inc.	Positions and Offices with Registrant

Michael L. Gallagher 222 South Riverside Plaza Chicago, IL 60606	Director and President	None
Philipp Hensler 345 Park Avenue New York, NY 10154	Director, Chairman of the Board and CEO	None
Michael Colon 345 Park Avenue New York, NY 10154	Director and Chief Operating Officer	None
Thomas Winnick 345 Park Avenue New York, NY 10154	Director and Vice President	None

Michael Concannon 345 Park Avenue New York, NY 10154	Chief Financial Officer and Treasurer	None
Robert Froehlich 222 South Riverside Plaza Chicago, IL 60606	Vice President	None
Katie Rose 222 South Riverside Plaza Chicago, IL 60606	Vice President	None
Paul Schubert 345 Park Avenue New York, NY 10154	Vice President	Chief Financial Officer and Treasurer
Mark Perrelli 222 South Riverside Plaza Chicago, IL 60606	Vice President	None
Donna White 345 Park Avenue New York, NY 10154	Chief Compliance Officer	None
John Robbins 345 Park Avenue New York, NY 10154	Vice President and AML Compliance Officer	Anti-Money Laundering Compliance Officer
Caroline Pearson Two International Place Boston, MA 02110	Secretary	Assistant Secretary
Philip J. Collora 222 South Riverside Plaza Chicago, IL 60606	Assistant Secretary	None

(c)	Not applicable

Item 28.	Location of Accounts and Records
DWS Advisor Funds: (Registrant)	345 Park Avenue New York, New York 10154

Deutsche Investment Management Americas Inc.: (Investment Advisor)	345 Park Avenue New York, NY 10017

Deutsche Investment Management Americas Inc.: (Administrator)	345 Park Avenue New York, New York 10154

DWS Scudder Investments Service Company: (Transfer Agent)	222 South Riverside Plaza Chicago, IL 60606

DWS Scudder Distributors, Inc.: (Distributor)	222 South Riverside Plaza Chicago, IL 60606

Brown Brothers Harriman (Custodian)	40 Water Street Boston, MA 02110

DST Systems, Inc.: (Sub-Transfer Agent and Sub-Dividend Distribution Agent)	127 West 10th Street Kansas City, MO 64105

Item 29.	Management Services

Not applicable

Item 30.	Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 3rd day of August 2006.

DWS ADVISOR FUNDS

By: /s/Michael G. Clark

Michael G. Clark

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Michael G. Clark
Michael G. Clark	President	August 3, 2006

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	August 3, 2006

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	August 3, 2006

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	August 3, 2006

/s/Keith R. Fox
Keith R. Fox*	Trustee	August 3, 2006

/s/Kenneth C. Froewiss
Kenneth C. Froweiss*	Trustee	August 3, 2006

/s/Martin J. Gruber
Martin J. Gruber*	Trustee	August 3, 2006

/s/Richard J. Herring
Richard J. Herring*	Trustee	August 3, 2006

/s/Graham E. Jones
Graham E. Jones*	Trustee	August 3, 2006

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	August 3, 2006

/s/Philip Saunders, Jr.
Philip Saunders, Jr.*	Trustee	August 3, 2006

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	August 3, 2006

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	August 3, 2006

/s/Carl W. Vogt
Carl W. Vogt*	Trustee	August 3, 2006

/s/Axel Schwarzer
Axel Schwarzer*	Trustee	August 3, 2006

*By:	/s/Caroline Pearson
Caroline Pearson**
Assistant Secretary

**	Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post-Effective Amendment No. 141 to the Registration Statement, as filed on June 30, 2006.